CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0